Results for the year - Income taxes and deferred income taxes - Narrative (Details) - DKK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Potential withholding tax amounts related to distribution of earnings	kr 444	kr 337
Unrecognised tax loss carry-forwards	kr 166	kr 628